March 8, 2012 VIA EDGAR

Ms. Rebecca Marquigny Senior Counsel Division of Investment Management Securities and Exchange Commission 100 F Street, NE Washington, D.C. 20549-4644

RE:	Principal Life Insurance Company Separate Account B
Principal Lifetime Income SolutionsSM
File Numbers 333-171242 and 811-02091
2nd Post-Effective Amendment to the Registration Statement on Form N-4

Dear Ms. Marquigny:

Enclosed herein is post-effective amendment no. 2 to the registration statement on Form
N-4 for Principal Lifetime Income SoulutionsSM . This 2nd amendment is being filed pursuant to paragraph (b) of Rule 485. The amendment is being filed for the sole purpose of designating a new effective date for a post-effective amendment that previously was filed pursuant to Rule 485(a).

We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that Staff comments or our changes to the disclosure in response to the Staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please contact me if you have any questions concerning this filing.

Sincerely,

/s/ Jeffrey M. Pierick

Jeffrey M. Pierick Counsel 711 High Street Des Moines, Iowa 503092-0300 (515) 362-2384 (office) (866) 496-6527 (facsimile) pierick.jeff@principal.com

JMP/neb
Enclosure